Impairments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Acquired Finite-Lived Intangible Assets [Line Items]
Summary of Impairment Charges
The following summarizes the impairment charges recorded by the Company during the nine months ended September 30, 2020 (in thousands):

Goodwill	$377,101
Indefinite-lived trademark	78,734
Definite-lived intangible assets	107,365
Property and equipment	3,670
Personal seat licenses	6,968

Total impairment charges	$573,838

The following summarizes the impairment charges recorded by the Company during the second quarter of 2020 (in thousands):

Goodwill	$377,101
Indefinite lived trademark	78,734
Definite lived intangible assets	107,365
Property and equipment	3,670
Personal seat licenses	6,968

Total impairment charges	$573,838